OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2016
Prepaid Expense and Other Assets [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSE
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2015	2016

Government authorities	$6,219	$7,856
Advances to suppliers	3,593	668
Deferred charges and prepaid expenses	8,379	4,304
Financial institutions	3,411	3,493
Other	2,177	755

	$23,779	$17,076